UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:   28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				11/14/2008

	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	36

Form 13F Information Table Value Total:  	$7804
					 	(thousands)

List of Other Included Managers: NONE

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

Name of Issuer			Ttle of				      Value 	Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip	      (x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shares	None



ALLIANCE DATA SYSTEMS CORP	COM             	018581108       224 	3534 		SH	 			3534
ALPHA NATURAL RESOURCES INC   	COM             	02076X102	257 	4995 		SH	 			4995
AMBAC INC			COM             	023139108   	103 	44200 		SH	 			44200
AMEX FINANCIAL SELECT		PUT			81369YFXU   	12 	4500 		SH	Put 	        	4500
BANK OF AMERICA CORP		COM     		060505104	266 	7600 		SH	 	          	7600
BHP BILLITON LTD              	SPONSORED ADR   	88606108	576 	11078 		SH	 	          	11078
BIOGEN IDEC INC               	COM             	09062X103	327 	6493 		 SH	 	          	6493
CAPITAL ONE FINANCIAL CORP	COM             	14040H105	332 	6500 		 SH	 	         	6500
CIT GROUP INC			COM             	125581108   	106 	15200 		 SH	 	          	15200
CITIGROUP			COM             	172967101 	289 	14100 		 SH	 	          	14100
CITIGROUP			PUT			172967AXR   	0 	141 		 SH	Put 	          	141
CME GROUP INC			COM             	12572Q105   	260 	700 		 SH	 	          	700
COMPANHIA ENERGETICA DE MINA  	SP ADR N-V PFD  	204409601	241 	12227 		 SH	 	          	12227
E*TRADE GROUP			COM             	269246104   	108 	38600 		 SH	 	          	38600
FOSTER WHEELER LTD            	SHS NEW         	G36535139	303 	8397 		 SH	 	         	8397
GILEAD SCIENCES INC           	COM             	375558103	268 	5881 		 SH	 	          	5881
GOLDMAN SACHS GROUP INC		COM             	38141G104   	205 	1600 		 SH	 	          	1600
HUNTINGTON BANCSHARES INC	COM             	446150104   	88 	11000 		 SH	 	         	11000
INTL BUSINESS MACHINES CORP	COM             	459200101   	329 	2816 		 SH	 	          	2816
JP MORGAN CHASE & CO		COM             	46625H100   	304 	6500 		 SH	 	          	6500
MBIA INC			COM             	55262C100   	231 	19404 		 SH	 	         	19404
MEDCO HEALTH SOLUTIONS INC	COM             	58405U102   	212 	4700 		 SH	 	        	4700
NATIONAL CITY CORP		COM             	635405103   	44 	25410 		 SH	 	        	25410
NORTEL NETWORKS CORP NEW	COM NEW         	656568508	56 	25090 		 SH	 	        	25090
ON SEMICONDUCTOR CORP   	COM             	682189105	111 	16378 		 SH	 	        	16378
PROSHARES TR            	ULTSHT RUS2000  	74347R834	257 	3573 		 SH	 	        	3573
RETAIL HOLDRS TR        	DEP RCPT        	76127U101	631 	7000 		 SH	 	       		7000
ROYAL DUTCH SHELL PLC   	SPONS ADR A     	780259206	356 	6035 		 SH	 	       		6035
SCHWAB CHARLES CORP		COM             	808513105   	252 	9700 		 SH	 	        	9700
SIEMENS A G             	SPONSORED ADR   	826197501	608 	6475 		 SH	 	       		6475
SPDR TRUST SERIES 1		PUT			78462GBXQ   	3 	300 		 SH	Put	        	300
WACHOVIA CORPORATION		COM                	929903102   	38 	10800 		 SH	 	        	10800
WACHOVIA CORPORATION		PUT			929903IMM   	0 	108 		 SH	Put	         	108
WASHINGTON MUTUAL INC		COM             	939322103   	2 	20699 		 SH	 	        	20699
WELLS FARGO COMPANY NEW		COM             	949746101   	405 	10800 		 SH	 	         	10800
WELLS FARGO COMPANY NEW		PUT			9497469MO   	0 	108 		 SH	Put	       		108

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